INTANGIBLE ASSETS, NET - Details of Group's amortization expenses for the five years (Detail) ¥ in Thousands	Mar. 31, 2021 CNY (¥)
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
Six months ending September 30, 2021	¥ 29,350
Year ending September 30, 2022	32,384
Year ending September 30, 2023	27,590
Year ending September 30, 2024	20,558
Year ending September 30, 2025 and thereafter	47,289
Total	¥ 157,171